UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341

                     UBS TAMARACK INTERNATIONAL FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (102.09%)
                    -----------------------------------
                    COMMON STOCK (102.08%)
                    ----------------------
                    AEROSPACE/DEFENSE (1.30%)
          493,229   Finmeccanica SpA - (Italy) **                                           $       11,185,603
                                                                                            ---------------------
                    AGRICULTURAL CHEMICALS (1.64%)
          100,381   Syngenta AG - (Switzerland) **, (a)                                             14,071,851
                                                                                            ---------------------
                    APPLIANCES (1.07%)
          319,856   Electrolux AB Series B - (Sweden) **                                             9,172,513
                                                                                            ---------------------
                    AUTO - CARS/LIGHT TRUCKS (1.47%)
        1,070,609   Nissan Motor Co., Ltd. - (Japan) **                                             12,685,070
                                                                                            ---------------------
                    BEVERAGES - WINES/SPIRITS (2.98%)
        1,190,084   C&C Group PLC - (Ireland) **                                                     8,065,046
           92,060   Pernod Ricard SA - (France) **, (a)                                             17,613,435
                                                                                            ---------------------
                                                                                                    25,678,481
                                                                                            ---------------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (2.89%)
          245,235   Koninklijke Bam Groep NV - (Netherlands) **, (a)                                24,839,859
                                                                                            ---------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (3.70%)
          298,808   Compagnie De Saint-Gobain - (France) **                                         20,846,481
           10,742   Sika AG - (Switzerland) **, (a)                                                 11,014,485
                                                                                            ---------------------
                                                                                                    31,860,966
                                                                                            ---------------------
                    BUILDING - HEAVY CONSTRUCTION (1.60%)
          136,968   Vinci SA - (France) **, (a)                                                     13,483,974
          136,968   Vinci SA Rts Exp 04/25/06 - (France) *, **                                         293,382
                                                                                            ---------------------
                                                                                                    13,777,356
                                                                                            ---------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (3.43%)
          648,088   CRH PLC  - (Ireland) **                                                         22,587,476
          101,490   CRH PLC - (United Kingdom) **                                                    3,547,004
          296,932   Siam Cement Public Company Limited  - (Thailand) **                              1,955,359
          231,711   The Siam Cement Public Co. Ltd. Pcl-Nvdr - (Thailand) **                         1,406,657
                                                                                            ---------------------
                                                                                                    29,496,496
                                                                                            ---------------------
                    BUILDING PRODUCTS - DOORS & WINDOWS (0.52%)
          299,621   Asahi Glass Co., Ltd. - (Japan) **                                               4,466,763
                                                                                            ---------------------
                    COMMERCIAL BANKS - NON US (16.31%)
          561,345   Australia & New Zealand Banking Group Ltd. - (Australia) **                     10,607,047
        1,104,181   Banca Monte Dei Paschi Di Siena SpA - (Italy) **                                 6,206,792
          429,815   Banche Popolari Unite Scpa - (Italy) **                                         10,408,062
          373,360   Banco Popular Espanol SA - (Spain) **                                            5,494,176
          433,355   BNP Paribas - (France) **                                                       40,197,329
           16,480   BNP Paribas - (France) *, **                                                     1,476,770
          150,945   Deutsche Postbank AG - (Germany) **                                             10,938,096
        1,703,927   Finansbank AS - (Turkey) **                                                      9,758,451

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    COMMERCIAL BANKS - NON US (CONTINUED)
        2,673,295   Kasikornbank PCL  - (Thailand) **                                       $        4,710,501
          338,766   Kasikornbank Public Co. Ltd. Pcl-Nvdr - (Thailand) **                              575,140
            1,061   Mizuho Financial Group Inc - (Japan) **                                          8,659,573
          355,625   The Bank Of Yokohama, Ltd. - (Japan) **                                          2,905,522
        2,112,620   Unicredito Italiano SpA - (Germany) **                                          15,160,632
        1,829,192   Unicredito Italiano SpA - (Italy) **                                            13,204,166
                                                                                            ---------------------
                                                                                                   140,302,257
                                                                                            ---------------------
                    DIALYSIS CENTERS (2.41%)
           67,859   Fresenius AG - (Germany) (a), **                                                12,153,753
           72,048   Fresenius Medical Care AG (Germany) **                                           8,596,864
                                                                                            ---------------------
                                                                                                    20,750,617
                                                                                            ---------------------
                    DIVERSIFIED FINANCIAL SERVICES (0.48%)
        1,030,351   Acta Holding ASA - (Norway) **                                                   4,097,634
                                                                                            ---------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (2.80%)
          260,122   Aalberts Industries NV  - (Netherlands) **, (a)                                 19,154,856
          210,015   Trelleborg AB-B Shs - (Sweden) **                                                4,890,838
                                                                                            ---------------------
                                                                                                    24,045,694
                                                                                            ---------------------
                    DIVERSIFIED MINERALS (0.67%)
          317,356   BHP Billiton PLC - (United Kingdom) **                                           5,788,174
                                                                                            ---------------------
                    DIVERSIFIED OPERATIONS (1.86%)
          687,789   DCC PLC - (Ireland) **                                                          15,980,769
                                                                                            ---------------------
                    ENGINEERING/R&D SERVICES (0.28%)
          327,939   Toshiba Plant Systems & Services Corp. - (Japan) **                              2,395,825
                                                                                            ---------------------
                    FINANCE - INVESTMENT BANKER/BROKER (3.49%)
          454,976   Babcock & Brown International Pty Ltd. - (Australia) **                          6,001,765
          795,725   Mediobanca SpA - (Italy) **, (a)                                                17,044,234
          312,688   Nomura Holding Inc - (Japan) **                                                  6,956,573
                                                                                            ---------------------
                                                                                                    30,002,572
                                                                                            ---------------------
                    FINANCE - OTHER SERVICES (4.56%)
          240,784   Deutsche Boerse AG - (Germany) **, (a)                                          34,674,947
          590,396   ICAP PLC - (United Kingdom) **                                                   4,582,706
                                                                                            ---------------------
                                                                                                    39,257,653
                                                                                            ---------------------
                    FISHERIES (0.31%)
        2,657,343   Pan Fish ASA - (Norway) *, **                                                    2,631,895
                                                                                            ---------------------
                    FOOD - CONFECTIONARY (0.71%)
              317   Lindt & Spruengli AG - (Switzerland) **, (a)                                     6,149,099
                                                                                            ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (1.77%)
          111,935   Danisco A/S - (Denmark) **                                                       9,057,831

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (CONTINUED)
          356,740   Iaws Group PLC - (Ireland) **                                           $        6,177,783
                                                                                            ---------------------
                                                                                                    15,235,614
                                                                                            ---------------------
                    INSTRUMENTS - CONTROLS (1.03%)
          736,077   Rotork PLC - (United Kingdom) **, (a)                                            8,873,473
                                                                                            ---------------------
                    INTERNET GAMBLING (1.43%)
        3,245,585   IG Group Holdings PLC - (United Kingdom) *, **                                  12,328,853
                                                                                            ---------------------
                    INVESTMENT COMPANIES (0.93%)
        2,683,000   IMMSI SpA - (Italy) **                                                           8,003,479
                                                                                            ---------------------
                    INVESTMENT MANAGEMENT/ADVISORY SERVICES (0.52%)
          355,912   Azimut Holding SpA - (Italy) **                                                  4,444,916
                                                                                            ---------------------
                    MACHINE TOOLS & RELATED PRODUCTS (0.71%)
          210,890   IWKA AG - (Germany) **                                                           6,127,585
                                                                                            ---------------------
                    MACHINERY - FARM (2.16%)
        1,723,856   Kubota Corp. - (Japan) **                                                       18,554,938
                                                                                            ---------------------
                    MACHINERY - GENERAL INDUSTRY (2.09%)
          231,664   Rheinmetall AG - (Germany) **                                                   17,942,367
                                                                                            ---------------------
                    MACHINERY - PRINT TRADE (0.56%)
          109,373   Heidelberger Druckmaschinen AG - (Germany) **                                    4,817,844
                                                                                            ---------------------
                    METAL PROCESSORS & FABRICATION (4.47%)
        1,884,406   Assa Abloy AB - (Sweden) **                                                     34,938,048
          370,552   Kitz Corp. - (Japan) **                                                          3,542,526
                                                                                            ---------------------
                                                                                                    38,480,574
                                                                                            ---------------------
                    MULTI-LINE INSURANCE (4.83%)
          336,024   Assicurazioni Generali SpA - (Italy) **                                         12,638,413
          121,973   Topdanmark A/S - (Denmark) **, (a)                                              15,269,990
           58,086   Zurich Financial Services AG - (Switzerland) **                                 13,611,996
                                                                                            ---------------------
                                                                                                    41,520,399
                                                                                            ---------------------
                    MULTIMEDIA (2.80%)
          151,325   Lagardere S.C.A. - (France) **                                                  11,802,522
          887,512   Pearson PLC - (United Kingdom) **                                               12,284,648
                                                                                            ---------------------
                                                                                                    24,087,170
                                                                                            ---------------------
                    NON-FERROUS METALS (1.01%)
          242,228   Cameco Corp.                                                                     8,720,208
                                                                                            ---------------------
                    OIL & GAS DRILLING (1.88%)
          560,040   Frigstad Discoverer Invest Ltd. - (Norway) *, **                                 5,290,762
          793,911   SeaDrill Ltd. - (Norway) *, **                                                  10,887,342
                                                                                            ---------------------
                                                                                                    16,178,104
                                                                                            ---------------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    OIL COMPANIES - INTEGRATED (1.10%)
          499,368   BG Group PLC - (United Kingdom) **                                      $        6,232,138
          535,104   PTT PCL - (Thailand) **                                                          3,220,948
                                                                                            ---------------------
                                                                                                     9,453,086
                                                                                            ---------------------
                    OIL REFINING & MARKETING (2.02%)
          506,987   Neste Oil OYJ - (Finland) **                                                    17,405,936
                                                                                            ---------------------
                    PROPERTY/CASUALTY INSURANCE (0.42%)
           75,213   FBD Holdings PLC - (Ireland) **                                                  3,590,717
                                                                                            ---------------------
                    REAL ESTATE MANAGEMENT/SERVICE (1.35%)
           36,540   CBo Territoria - (France) *, **                                                    159,189
        1,703,457   Immobiliare Grande Distribuzione - (Italy) *, **                                 5,256,692
           90,478   Nexity - (France) **                                                             6,202,748
                                                                                            ---------------------
                                                                                                    11,618,629
                                                                                            ---------------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (1.55%)
        4,177,898   Agile Property Holdings Ltd. - (Hong Kong) **                                    3,472,989
        1,535,442   Hang Lung Properties Ltd. - (Hong Kong) **                                       2,918,847
          886,128   Unite Group PLC - (United Kingdom) **                                            6,916,630
                                                                                            ---------------------
                                                                                                    13,308,466
                                                                                            ---------------------
                    REITS - OFFICE PROPERTY (0.82%)
              765   Nippon Building Fund, Inc. - (Japan) **, (a)                                     7,067,124
                                                                                            ---------------------
                    RESEARCH & DEVELOPMENT (1.31%)
        3,332,733   Qinetiq PLC - (United Kingdom) *, **                                            11,286,964
                                                                                            ---------------------
                    RETAIL - APPAREL/SHOE (1.85%)
          436,723   Hennes & Mauritz AB - (Sweden) **                                               15,914,050
                                                                                            ---------------------
                    RETAIL -  BUILDING PRODUCTS (1.63%)
          483,118   Praktiker Bau- Und Heimwerkermaerkte Holding AG - (Germany) **                  14,025,705
                                                                                            ---------------------
                    RETAIL - CATALOG SHOPPING (0.57%)
          220,000   Belluna Co., Ltd. - (Japan) **                                                   4,885,160
                                                                                            ---------------------
                    RETAIL - MAJOR DEPARTMENT STORES (1.54%)
          562,311   KarstadtQuelle AG - (Germany) **                                                13,208,191
                                                                                            ---------------------
                    RETAIL - PERFUMES & COSMETICS (0.85%)
          156,102   Douglas Holding AG - (Germany) **                                                7,340,954
                                                                                            ---------------------
                    RETAIL - RESTAURANTS (1.30%)
          754,156   Autogrill SpA - (Italy) **                                                      11,170,789
                                                                                            ---------------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.80%)
          332,288   CSR PLC - (United Kingdom) *, **                                                 6,916,422
                                                                                            ---------------------
                    STEEL - PRODUCERS (0.79%)
           33,035   Boehler-Uddeholm AG - (Austria) **, (a)                                          6,796,173
                                                                                            ---------------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    TELEVISION (0.71%)
          236,007   ProSiebenSat.1 Media AG - (Germany) **                                  $        6,140,512
                                                                                            ---------------------
                    TRANSPORTATION - MARINE (1.03%)
          598,275   Irish Continental Group PLC - (Ireland) **                                       8,869,072
                                                                                            ---------------------
                    TRANSPORTATION SERVICES (0.82%)
          172,455   Cargotec Corporation- B Share - (Finland) **                                     7,053,972
                                                                                            ---------------------
                    WATER (0.55%)
          182,014   Sociedad General De Aguas De Barcelona, S.A. - (Spain) **                        4,770,946
                                                                                            ---------------------
                    WEB PORTALS/ISP (0.40%)
           11,280   NHN Corp. - (Korea) **                                                           3,482,735
                                                                                            ---------------------
                    TOTAL COMMON STOCK (Cost $761,406,284)                                         878,258,274
                                                                                            ---------------------

     NUMBER OF
     CONTRACTS                                                                                  MARKET VALUE
 ------------------------------------------------------------------------------------------------------------------
                    PUT OPTIONS (0.01%)
                    -------------------
           79,846   Syngenta Ag Put Option Exp: 23-May-06 - (Switzerland) **                           100,201
                                                                                            ---------------------
                    TOTAL PUT OPTIONS (Cost $--)                                                       100,201
                                                                                            ---------------------
                    INVESTMENTS IN SECURITIES (Cost $761,406,284)                                  878,358,475
                                                                                            ---------------------


      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((5.25)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((5.25)%)
                    ----------------------------------------------
                    COMMERCIAL BANKS - NON US ((1.26)%)
         (136,459)  Banco Bilbao Vizcaya Argentaria, SA - (Spain) **                                (2,843,653)
          (94,355)  Raiffeisen International Bank-Holding AG - (Austria) **                         (8,038,570)
                                                                                            ---------------------
                                                                                                   (10,882,223)
                                                                                            ---------------------
                    ELECTRIC - INTEGRATED ((1.20)%)
         (320,049)  Iberdrola SA - (Spain) **                                                      (10,317,914)
                                                                                            ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((1.07)%)
         (203,698)  Associated British Foods PLC - (United Kingdom) **                              (2,996,182)
          (19,234)  Nestle SA - (Switzerland) **                                                    (5,695,801)
         (103,969)  RHM PLC - (United Kingdom) **                                                     (488,268)
                                                                                            ---------------------
                                                                                                    (9,180,251)
                                                                                            ---------------------
                    FOOD - RETAIL ((0.29)%)
         (747,895)  WM Morrison Supermarkets PLC - (United Kingdom) **                              (2,464,789)
                                                                                            ---------------------
                    POWER CONVERSION/SUPPLY EQUIPMENT ((0.31)%)
         (140,514)  Gamesa Corp Tecnologica SA - (Spain) **                                         (2,698,595)
                                                                                            ---------------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

      SHARES                                                                                    MARKET VALUE
 ----------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    RETAIL - PUBS ((0.42)%)
         (245,199)  Punch Taverns PLC - (United Kingdom) **                                 $       (3,583,226)
                                                                                            ---------------------
                    TRAVEL SERVICES ((0.70)%)
         (308,022)  TUI AG - (Germany) **                                                           (6,038,624)
                                                                                            ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(43,741,286))                (45,165,622)
                                                                                            ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(43,741,286))                    (45,165,622)
                                                                                            ---------------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 96.84%         833,192,853
                                                                                            ---------------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.16%                                      27,144,099
                                                                                            ---------------------
          TOTAL NET ASSETS -- 100.00%                                                       $      860,336,952
                                                                                            =====================



                                                           March 31, 2006
Investment in Securities - By Country               Percentage of Net Assets (%)
-------------------------------------               ----------------------------
Germany                                                        16.86%
France                                                         13.03
Italy                                                          11.57
Japan                                                          8.38
United Kingdom                                                 8.05
Ireland                                                        7.59
Sweden                                                         7.55
Netherlands                                                    5.11
Switzerland                                                    4.56
Finland                                                        2.84
Denmark                                                        2.83
Norway                                                         2.66
Australia                                                      1.93
Thailand                                                       1.38
Turkey                                                         1.13
USA                                                            1.01
Hong Kong                                                      0.74
South Korea                                                    0.40
Austria                                                       (0.14)
Spain                                                         (0.65)

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006

                                    Value on
Open Foreign Currency               Settlement                                    Unrealized
Purchase Contracts                  Date              Current Value        Gain           Loss
---------------------------------------------------------------------------------------------------
Australian Dollars
expiring 04/27/06                   $   1,661,819     $   1,621,465        $         -  $    40,354
---------------------------------------------------------------------------------------------------
British Pounds
expiring 04/27/06                   $  56,025,590     $  55,535,906        $     6,623  $   496,307
---------------------------------------------------------------------------------------------------
Euros
expiring 04/27/06                   $ 111,144,144     $ 112,236,049        $ 1,412,645  $   320,740
---------------------------------------------------------------------------------------------------
Japanese Yen
expiring 04/27/06                   $  86,798,996     $  86,376,282        $    21,814  $   444,528
---------------------------------------------------------------------------------------------------

                                                                           $ 1,441,082  $ 1,301,929
                                                                           ========================


                                    Value on
Open Foreign Currency               Settlement                                    Unrealized
Sale Contracts                      Date              Current Value        Gain           Loss
---------------------------------------------------------------------------------------------------
Australian Dollars
expiring 04/27/06                   $  16,635,880     $  15,979,165       $    656,715  $         -
---------------------------------------------------------------------------------------------------
British Pounds
expiring 04/27/06                   $ 109,150,392     $ 107,026,312       $  2,124,783  $       703
---------------------------------------------------------------------------------------------------
Euros
expiring 04/27/06                   $ 626,591,777     $ 621,989,317       $  6,989,863  $ 2,387,403
---------------------------------------------------------------------------------------------------
Japanese Yen
expiring 04/27/06                   $ 145,718,839     $ 143,657,178       $  2,177,361  $   115,700
---------------------------------------------------------------------------------------------------

                                                                          $ 11,984,722  $ 2,503,806
                                                                          =========================

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized gain on this foreign denominated currency was $206,060 at March 31, 2006 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.


 *  Non-income producing securitiy
 ** Foreign
(a) Partially or wholly held ($ 124,886,911 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS TAMARACK INTERNATIONAL FUND L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.